Prudential
Securities
COMMAND
Account ---
-----------
-------
COMMAND
Money Fund
COMMAND
Government
Fund
COMMAND Tax-
Free Fund
SEMI-ANNUAL
REPORT
December
31, 1997
(LOGO)

Letter to
Shareholder
s

February 2,
1998

Dear
Shareholder
:
U.S. short-term interest rates
fluctuated sharply over the six
months ended
December 31, 1997, as concern about
potential inflationary pressures in
the
United States gave way in the fall to
worries about severe economic
difficulties in Asia. Your COMMAND
Money, COMMAND Government and COMMAND
Tax-Free Funds produced solid yields
during the reporting period by acting
quickly to lock in higher yields when
available. For the seven-day period
ended December 31, the COMMAND Tax-
Free Fund provided income equivalent
to a
5.60% yield for investors in the
39.6% tax bracket.

                       FUND FACTS
                     As of 12/31/97

                          7 Day
Net Asset       Weighted
Total Net
                        Current Yld.
Value(NAV    Avg. Mat. (WAM)
Assets (mil.)
Command Money               5.39%
$1.00
57 days               $ 7,156.8

IBC Financial Data          5.07%
$1.00
60 days                   N/A
  Money Fund Avg.
  (All Taxable)1

Command                     5.25%
$1.00
63 days               $ 538.2
  Government

IBC Financial Data          4.97%
$1.00
49 days                   N/A
  Total Government
  Universe2

Command                     3.38%
$1.00
57 days              $ 1,079.2
  Tax-Free3
IBC Financial Data          3.34%
$1.00 50 days                  N/A
  General Purpose Tax-Free
  Money Funds4

Note: Yields will fluctuate from time
to time and past performance is not
indicative of future results. An
investment in each Fund is neither
insured
nor guaranteed by the U.S. government
and there can be no assurance that the
Fund will be able to maintain a stable
net asset value.

1. IBC Financial Data reports a seven-
day current yield, WAM and NAV on
Tuesdays. This is the average seven-
day current yield, NAV and WAM of all
funds in the International Business
Communications Financial Data all
taxable
money market fund category as of
December 30, 1997, which was the
closest date
to our reporting period end.

2. IBC Financial Data reports a seven-
day current yield, WAM and NAV on
Tuesdays. This is the average seven-
day current yield NAV and WAM of all
funds
in the International Business
Communications Financial Data total
government
universe as of December 30, 1997,
which was the closest date to our
reporting
period end.

3. Some investors may be subject to
the federal alternative minimum tax.

4. IBC Financial Data reports a seven-
day current yield WAM and NAV on
Tuesdays. This is the average seven-
day current yield, NAV and WAM of all
funds in the International Business
Communications Financial Data's
stockbroker and general purpose tax-
free money fund category as of
December
30, 1997, which was the closest date
to our reporting period end.

Fund Objectives
  The COMMAND Money Fund seeks high
current income, preservation of
capital and
maintenance of liquidity by investing
in a diversified portfolio of money
market instruments maturing in 13
months or less.

  The COMMAND Government Fund seeks
            high current
income, preservation of
capital
and maintenance of liquidity by
investing in a portfolio of U.S.
government
securities maturing in 13 months or
less.

 The COMMAND Tax-Free Fund seeks high
                current
income that is exempt from
federal income taxes, consistent with
maintenance of liquidity and
preservation
of capital. The Fund invests in a
diversified portfolio of short-term,
tax-exempt securities with maturities
of 13 months or less that are issued
by
states, municipalities and their
agencies (or authorities). Some
securities
may be subject to the federal
alternative minimum tax (AMT).

There can be no assurance that any of
the Funds will achieve their
respective
investment objectives.

Strategy Session

U.S. Economy On A Roll
  Robust consumer spending and
increased investment by businesses
helped the
U.S. economy race ahead during the
summer. While U.S. central bankers had
raised the federal funds rate (what
banks charge each other for overnight
loans) in March to slow economic
growth, the quarter percentage point
increase
had a negligible impact.

 Meanwhile, news that the economy had
                created
more than 300,000 jobs in July
jolted the money market, driving
prices of shortterm securities lower
(and
yields higher). Investors feared that
strong economic growth was finally
going
to ignite higher inflation. Some money
managers shortened their funds'
weighted
average maturities (WAMs) so that they
would have quick access to cash to buy
any higher yielding securities that
would have been issued if the federal
funds rate rose in August or
September. Monetary policy, however,
remained
unchanged amid unusually subdued
inflation.

  Although brisk economic growth has
             historically
sparked higher inflation, a
strong U.S. dollar, and heated global
and domestic competition helped keep
the
lid on prices. Inflation, therefore,
remained nearly dormant in 1997, with
the
consumer price index inching up only
1.7%, its smallest gain in 11 years.
Nevertheless, concern about the
potential for mounting inflationary
pressures
did not fade completely in 1997
because the economy expanded at its
fastest
pace in nine years.

 Indeed, inflation jitters resurfaced
               in early
autumn after a report showed a
surprisingly large increase in prices
paid to U.S. factories and other
producers. Fearing that a second
change in monetary policy was
imminent,
investors once again pushed up yields
on money market securities. Then
short-term yields suddenly fell in
late October as investors fleeing an
Asian
economic crisis sought the relative
safety of U.S. Treasury securities.
Investors also realized the Federal
Reserve would not increase the federal
funds rate in November until the scope
of the Asian economic crisis was fully
understood.

As the year wound down, yields climbed
                as many
companies borrowed cash in the
money market. In the municipal market,
yields on tax-exempt money market
securities rose as portfolio managers
sold securities to meet investor
redemptions.

What Went Well

A Smart Move
   By late October, we extended the
             COMMAND Money
Fund's WAM as yields rose in
anticipation of a possible increase in
the federal funds rate in November.
Lengthening the WAM by purchasing
attractively priced three- and six-
month
securities proved to be a smart move
since yields dropped a few days later
when investors were surprised by news
of severe economic difficulties in
Asia.
Financial sector problems that had
been simmering in Southeast Asia
boiled
over, engulfing global financial
markets. On October 27, the Dow Jones
Industrial Average plunged a record
554 points as investors sold stocks
and
sought refuge in Treasuries. Yields on
other money market securities
initially
fell with Treasuries.

  As the year drew to a close, Asian
               economic
difficulties helped push up
yields on corporate money market
securities. This, coupled with the
typical
year-end rise in yields, created good
buying opportunities. So from
mid-November through December, we
enhanced the Fund's return by
purchasing
attractively priced securities
maturing in one to three months that
extended
the WAM to longer than that of the
average comparable fund.

     October's rise in yields also
             benefited the
COMMAND Government Fund as we
bought one-year federal agency
securities, which were attractively
priced in
order to compensate investors for the
risk that higher yielding securities
would be issued after a federal funds
rate rise in November. Of course, we
were really pleased with our purchases
when surging demand pushed down the
yield on one-year Treasury bills to
5.21% on October 27, its lowest level
of
the year. Then, the Federal Reserve's
decision to leave monetary policy
unchanged in November provided further
reason to applaud our October
investment selections.

Fortified Against The "July Effect"
   Every summer, an imbalance in the
              supply and
demand of tax-exempt money
market securities, called the "July
Effect," drives prices sharply higher
(and yields lower). This occurs as a
flood of municipal money market
securities mature between late June
and mid-July, causing billions of
dollars
of securities to leave the market. At
the same time, many long-term
municipal
bonds pay interest at the beginning of
July. Bondholders often invest these
interest payments temporarily in the
tax-exempt money market, further
exacerbating the dearth of short-term
securities and the drop in yields.

  While the "July Effect" can
undermine a portfolio's performance,
the COMMAND
Tax-Free Fund was well insulated from
this effect. Locking in higher yields
available during the April tax season
and buying attractively priced six-
and
nine-month securities in late June
left the WAM significantly longer than
its
competition as the reporting period
began in July. So your Fund was well
fortified against the sharply lower
yields that usually occur in July.

And Not So Well

Missed Opportunities
  Had we known the federal funds rate
              increase in
March would be the only
change in 1997, we would have kept the
WAMs for the COMMAND Money Fund and
the
COMMAND Government Fund significantly
longer than its competition throughout
the entire six-month reporting period.
Adopting such an aggressive strategy
would have enabled us to take better
advantage of the attractive yields
available during the summer. Instead,
we missed opportunities to lock in
higher yields.

  In early November, the COMMAND Tax-
              Free Fund's
WAM was slightly shorter than
its competition because we thought
U.S. central bankers would move again
later
in the month. After the federal funds
rate remained at 5.50%, we looked for
longer-term money market securities in
order to extend the WAM. While yields
typically rise toward the end of the
year, the supply of attractively
priced
securities was rather limited, so we
could only lengthen the WAM a modest
amount. Our inability to extend the
WAM further detracted from your Fund's
performance.

Looking Ahead
Yields on money market securities have
tumbled in the new year because many
investors believe Asian economic
problems will slow U.S. economic
growth
enough to require one or more federal
funds rate cuts to jump-start the
economy. Certainly the U.S. economy
will lose steam as the struggling
Asian
countries buy fewer exports from the
U.S., while our market gets flooded
with attractively priced imports from
Asia. Still, some analysts estimate
the
reduction in U.S. gross domestic
product (the total value of goods and
services produced by the U.S.
economy), due to the Asian debacle,
could only
amount to a small fraction of a
percentage point. In the near term,
even if
U.S. economic growth moderates, the
Federal Reserve will probably be
reluctant
to cut short-term interest rates and
will certainly not lower the federal
funds rate to levels anticipated by
many market participants.

Sincerely,

Michelle Errico Gonnella   Bernard D.
Whitsett, II Richard S. Lynes
Portfolio Manager          Portfolio
Manager Portfolio Manager
COMMAND Money Fund         COMMAND
Government Fund COMMAND Tax-Free Fund

Richard A. Redeker
President

Principal
 Amount
Value
  (000)              Description             (Note
1)
       Bank Notes--5.4%
             American Express
               Centurion Bank
$  13,000(a) 5.93875%,
1/5/98...........  $
13,000,336
      12,000(a) 5.94047%,
       1/13/98..........
11,998,975
      14,000(a) 6.03875%,
       1/23/98..........
14,003,363
             Bank of America,
   Illinois 10,000                        5.85%,
   3/13/98.............
9,997,131
             Comerica Bank of
   Detroit 20,000(a) 5.90%,
   1/5/98..............
19,998,795
       83,000(a) 5.895%,
      1/11/98............
82,993,695
             First Bank N.A.
     41,000(a) 5.88094%,
      1/21/98..........
40,995,673
             First USA Bank
     10,000(a) 6.01875%,
      1/9/98...........
10,025,696
             U.S. Bank N.A.
    103,000(a) 5.86094%,
      1/21/98..........
102,953,189
             Wachovia Bank,
N.A.
   80,000    6.14%,
6/1/98..............
80,000,000
                                          -------------
385,966,853
                                          -------------
             Certificates of Deposit -
Domestic-1.5%
             Chase Manhattan Bank
   45,000    5.75%,
2/10/98.............
45,000,000
             Corestates Bank
    N.A. 8,000(a) 5.7825%,
    1/23/98...........
8,000,000
             Morgan Guaranty
               Trust Company
   54,000    5.87%,
8/6/98..............
53,990,787
                                          -------------
106,990,787
                                          -------------
             Certificates of Deposit -
Eurodollar-2.4%
             Banco De Santander SA
   25,000    5.65%,
1/30/98.............
25,000,199
             Bayerische
               Landesbank
               Girozentrale
   50,000    5.63%,
1/30/98.............
49,998,199
             Toronto
   Dominion Bank 50,000
   5.62%,
   1/30/98.............
50,000,000
             Westdeutsche
               Landesbank
               Girozentrale
$  48,000    5.82%,
8/3/98..............  $
47,978,198
                                          -------------
172,976,596
                                          -------------
             Certificates of Deposit -
Yankee-18.8%
        Abbey National Treasury
               Services PLC
  300,000    5.81%,
3/3/98..............
300,000,000
             Bank of Montreal
  117,000    5.64%,
1/29/98.............
117,000,000
             Bayerische
               Hypotheken
               und Weschel
               Bank
   23,000    5.94%,
10/22/98............
22,989,376
             Canadian
               Imperial Bank
               of Commerce
  200,000    5.81%,
3/17/98.............
200,000,000
   11,000    5.94%,
3/17/98.............
11,001,034
  145,000    5.80%,
3/23/98.............
145,000,000
             Commerzbank
               U.S. Finance,
               Inc.
   25,000    6.075%,
5/27/98............
24,996,658
             Credit Agricole
   Indosuez 82,000
   5.87%,
   8/10/98.............
81,976,263
   50,000    5.90%,
10/19/98............
49,980,947
   20,000    5.95%,
10/21/98............
19,992,328
        Deutsche Bank
   10,000    5.94%,
10/23/98............
9,995,365
             Dresdner Bank
AG
    6,000    5.76%,
7/31/98.............
5,995,194
             Landesbank
               Hessen-
               Thuringen
               Girozentrale
   25,000    6.13%,
4/7/98..............
25,007,529
   73,000    5.94%,
6/19/98.............
72,980,618
             National
               Westminster
               Bank PLC
   46,000    6.06%,
5/26/98.............
45,991,281
   44,000    6.09%,
5/27/98.............
43,996,639
    5,000    5.92%,
6/23/98.............
5,000,282

-6-
                        See Notes to
Financial Statements appearing on page
29.

Principal
 Amount
Value
  (000)              Description             (Note
1)
             Certificates of Deposit -
Yankee-(cont'd.)
             Societe Generale
$  10,000    6.19%,
5/6/98..............  $
9,997,970
   13,000    6.01%,
6/16/98.............
12,998,306
   50,000    5.97%,
9/15/98.............
49,983,180
             Swiss Bank Corp.
   90,000    5.98%,
3/19/98.............
89,994,453
                                          -------------

1,344,877,423
                                          -------------
        Commercial Paper--50.8%
      AC Acquisition Holding Co.
   30,000    5.61%,
1/29/98.............
29,869,100
       American General Finance
               Corp.
   38,000    5.57%,
1/23/98.............
37,870,652
             Aon Corp.
   25,000    5.87%,
1/26/98.............
24,898,090
   25,000    5.79%,
3/30/98.............
24,646,167
             Aristar, Inc.
   12,200    5.84%,
1/23/98.............
12,156,460
   18,000    5.84%,
1/29/98.............
17,918,240
    9,000    5.95%,
2/12/98.............
8,937,525
       Associates Corp. of North
               America
   50,000    5.57%,
1/21/98.............
49,845,278
  125,000    5.61%,
1/28/98.............
124,474,062
       Associates First Capital
               Corp.
   50,000    5.70%,
1/16/98.............
49,881,250
      Bank Austria Finance, Inc.
  100,000    5.72%,
3/17/98.............
98,808,333
             Bank of New
   York Co., Inc. 35,000
   5.72%,
   3/6/98..............
34,644,089
             Barnett Bank,
Inc.
  100,000    5.88%,
1/16/98.............
99,755,000
  100,000    6.00%,
1/27/98.............
99,566,667
             Barton Capital
Corp.
$  35,000    5.95%,
2/9/98..............  $
34,774,396
        Carnival Corp.
   35,000    5.83%,
1/30/98.............
34,835,626
             Caterpillar
Financial
        Services Corp.
    6,000    5.95%,
1/27/98.............
5,974,217
             Centric Capital
Corp.
   24,000    6.10%,
1/22/98.............
23,914,600
   23,000    6.00%,
1/26/98.............
22,904,167
             Chrysler
   Financial Corp. 91,000
   5.79%,
   2/9/98..............
90,429,202
             CIT Group
   Holdings, Inc. 47,000
   5.56%,
   2/24/98.............
46,608,020
             Coca-Cola
    Enterprises, Inc. 9,000
    5.85%,
    2/27/98.............
8,916,638
             Corestates
   Capital Corp. 40,000(a)
   5.92875%,
   1/2/98...........
40,000,000
             Duke Capital
Corp.
   36,000    5.90%,
1/21/98.............
35,882,000
   53,000    5.90%,
1/23/98.............
52,808,906
             Eiger Capital
Corp.
   15,000    5.85%,
1/26/98.............
14,939,062
             Enterprise
    Funding Corp. 7,000
    5.90%,
    1/27/98.............
6,970,172
             Falcon Asset
               Securitizatio
               n Corp.
   29,025    5.90%,
1/21/98.............
28,929,862
             First Chicago
               Financial
               Corp.
   30,000    5.72%,
2/13/98.............
29,795,033
   33,000    5.73%,
2/26/98.............
32,705,860
             Ford Motor
   Credit Co. 81,000
   5.57%,
   1/22/98.............
80,736,817
   51,890    5.78%,
1/29/98.............
51,656,726
             Fortune Brands,
Inc.
   20,000    5.85%,
1/22/98.............
19,931,750

-7-
                        See Notes to
Financial Statements appearing on page
29.

Principal
 Amount
Value
  (000)              Description
(Note
1)
      Commercial Paper--(cont'd.)
       General Electric Capital
               Corp.
$ 100,000    5.70%,
1/12/98.............  $
99,825,833
   13,000    5.70%,
1/13/98.............
12,975,300
   15,621    5.57%,
1/23/98.............
15,567,828
   74,000    5.62%,
2/19/98.............
73,433,941
  100,000    5.74%,
3/13/98.............
98,867,944
   38,000    5.52%,
6/12/98.............
37,056,080
       General Motors Acceptance
               Corp.
  295,000    5.76%,
2/9/98..............
293,159,200
             General Signal Corp.
   10,000    6.75%,
1/15/98.............
9,973,750
    9,000    6.75%,
1/16/98.............
8,974,688
             Johnson
   Controls, Inc. 25,000
   5.82%,
   1/23/98.............
24,911,083
   39,000    5.80%,
2/13/98.............
38,729,817
             Market Street
   Funding Corp. 23,938
   7.00%,
   1/8/98..............
23,905,418
   75,474    6.35%,
1/20/98.............
75,221,057
   48,494    5.83%,
2/6/98..............
48,211,280
             Martin Marietta
   Material 13,000
   5.875%,
   2/5/98.............
12,925,747
             Merrill Lynch &
   Co., Inc. 27,000
   5.62%,
   2/5/98..............
26,852,475
             Mont Blanc
   Capital Corp. 42,360
   5.88%,
   1/28/98.............
42,173,192
    9,490    5.92%,
1/28/98.............
9,447,864
   59,000    5.82%,
2/13/98.............
58,589,852
             National Rural
   Utilities 45,000
   5.56%,
   1/26/98.............
44,826,250
             Nationwide
  Building Society 150,000
  5.74%,
  3/4/98..............
148,517,167
             Old Line
   Funding Corp. 29,000
   5.875%,
   1/20/98............
28,910,080
   28,000    5.90%,
1/21/98.............
27,908,222
   31,444    5.875%,
1/30/98............
31,295,187
   42,537    6.00%,
2/17/98.............
42,203,793
             Receivables
Capital Corp.
$  35,000    6.00%,
1/26/98.............  $
34,854,167
   78,751    5.89%,
1/30/98.............
78,377,348
         Safeco Corp.
   83,000    5.70%,
1/23/98.............
82,710,883
   20,000    5.83%,
2/26/98.............
19,818,622
   43,000    5.77%,
3/12/98.............
42,517,564
             Sears Roebuck
Acceptance
               Corp.
    6,000    5.59%,
1/22/98.............
5,980,435
   13,000    5.75%,
2/12/98.............
12,912,792
   50,000    5.75%,
2/13/98.............
49,656,597
             Smith Barney Inc.
   79,880    5.62%,
1/21/98.............
79,630,597
   26,000    5.62%,
1/27/98.............
25,894,469
   93,120    5.62%,
1/28/98.............
92,727,499
      Societe Generale
   17,000    5.735%,
3/16/98............
16,799,594
             Special Purpose
               Accounts
               Recreation
               Cooperative
               Corp.
   34,000    5.84%,
2/20/98.............
33,724,222
    5,000    5.86%,
2/20/98.............
4,959,306
    8,000    5.82%,
2/27/98.............
7,926,280
   14,000    5.80%,
3/26/98.............
13,810,533
             Triple A One
   Funding Corp. 37,000
   5.90%,
   1/16/98.............
36,909,042
             TRW, Inc.
   40,000    6.00%,
1/28/98.............
39,820,000
             Variable
               Funding
               Capital Corp.
    9,372    5.91%,
1/12/98.............
9,355,076
   61,927    5.89%,
1/27/98.............
61,663,569
    7,888    5.88%,
1/29/98.............
7,851,926
   29,274    5.81%,
2/17/98.............
29,051,949
             Windmill Funding Corp.
   93,000    5.89%,
   1/29/98.............
92,573,957
    5,222    6.00%,
1/29/98.............
5,197,631
             Xerox Capital (Europe)
    PLC 1,664 6.85%,
    1/2/98..............
1,663,683

                        -8
See Notes to Financial
Statements appearing on page 29.

Principal
 Amount
Value
  (000)              Description             (Note
1)
      Commercial Paper--(cont'd.)
      Xerox Overseas Holdings PLC
$  37,000    5.79%,
2/12/98.............  $
36,750,065
                                          -------------
3,633,584,821
                                          -------------
       Loan Participations--0.6%
             Bell Atlantic Network
        Funding Corp.
   13,000    6.33%,
1/23/98.............
13,000,000
             Countrywide
   Home Loan, Inc. 29,000
   6.25%,
   1/30/98.............
29,000,000
                                          -------------
42,000,000
                                          -------------
             Other Corporate
             Obligations--19.8% Abbey
             National Treasury
               Services PLC
   15,000    6.185%,
4/7/98.............
14,997,554
       CIT Group Holdings, Inc.
    7,000    6.20%,
4/15/98.............
7,000,441
       General Motors Acceptance
               Corp.
   41,000(a) 5.73%,
2/2/98.............. 40,998,686
       Goldman Sachs Group L.P.
  268,000(a) 6.03125%,
4/22/98.......... 268,000,001
             Liquid Asset
               Backed
               Securities
               Trust
    108,000(a) 5.96875%,
      1/22/98..........
108,000,000
             Merrill Lynch &
   Co., Inc. 47,000(a)
   5.96%,
   1/8/98..............
46,996,473
     61,000(a) 5.90141%,
      1/26/98..........
60,996,293
             Morgan Stanley
               Dean Witter
               Discover &
               Co., Inc.
$  18,000 a)(b) 5.88281%,
1/15/98.......... $
18,000,000
     33,000 a)(b) 6.07031%,
        2/13/98..........
33,000,000
             PNC Student Loan
Trust
       5,401(a) 5.90875%,
        1/26/98..........
5,401,284
       Restructured Asset
           Securities
        172,000(a) 5.99%,
      1/28/98.............
172,000,000
             Short Term
               Repackaged Asset
               Trust
       94,000(a) 6.00247%,
        1/15/98..........
94,000,000
             Short-Term Card
Account
               Trust
      227,000(a) 6.00047%,
        1/15/98..........
227,000,000
             SMM Trust Notes 1997-
  X 127,000(a) 6.00%,
  1/12/98.............
127,000,000
             Strategic Money
Market
               Trust 1997-A
  195,000(a) 5.90625%,
3/23/98.......... 195,000,000
                                          -------------
1,418,390,732
                                          -------------
       Total Investments--99.3%
             (amortized cost
               $7,104,787,212)........
               ..
7,104,787,212
             Other assets in excess of
               liabilities--
               0.7%........
51,978,512
                                          -------------
      Net Assets--100%...........
$7,156,765,724
                                          -------------
                                          -------------

---------------
(a) The maturity date presented for
these instruments is the later of the
next
   date on which the security can be
              redeemed at
par or the next date on which
    the rate of interest is adjusted.
(b) Indicates a security restricted as
to resale.

-9-
                        See Notes to
Financial Statements appearing on page
29.


The industry classification of
portfolio holdings and other assets in
excess of
liabilities shown as a percentage of
net assets as of December 31, 1997 was
as
follows:
Commercial
Banks............................
42.2%
Asset Backed
Securities.....................
15.9
Security Brokers &
Dealers..................
9.1
Short-Term Business
Credit..................
8.9
Fire & Marine Casualty
Insurance............
5.2
Finance
Lessors.............................
4.7
Personal Credit
Institutions................
4.2
Bank Holding Companies -
Domestic...........
1.4
Motor Vehicle
Parts.........................
1.3
Electrical
Services.........................
1.2
Regulating
Controls.........................
0.9
Accidental & Health
Insurance...............
0.7
Guided Missiles &
Space.....................
0.6
Photographic
Equipment......................
0.5
Water
Transportation........................
0.5
Pharmaceuticals.......................
 ......
0.4
Mortgage
Banks..............................
0.4
Cigarettes............................
 ......
0.3
Computer & Electrical
Equipment.............
0.3
Telephone &
Communications..................
0.2
Mining &
Quarry.............................
0.2
Beverages.............................
 ......
0.1
Construction Machine &
Equipment............
0.1
                                              ----

99.3
Other assets in excess of
liabilities.......
0.7
                                              ----
100.0%
                                              ----
                                              ----

-10-
                        See Notes to
Financial Statements appearing on page
29.

COMMAND MONEY FUND
 Statement of Assets and Liabilities
(Unaudited)

Assets
December 31, 1997

-----------------
Investments, at amortized cost which
approximates market
value........................    $
7,104,787,212
Receivable for Fund shares
sold..................................
 ............ .........
195,880,215
Interest
receivable............................
 ............
 ...........................
37,850,217 Prepaid
expenses..............................
 ............
 ............................
144,101

-----------------
  Total
assets................................
 ............
 ............................
7,338,661,745

-----------------
Liabilities
Payable for Fund shares
repurchased...........................
 ............ ............
177,816,905
Management fee
payable...............................
 ............ .....................
2,352,754
Accrued expenses and other
liabilities...........................
 ............ .........
1,294,312
Distribution fee
payable...............................
 ............ ...................
432,050

-----------------
  Total
liabilities...........................
 ............
 ............................
181,896,021

-----------------
Net
Assets................................
 ............
 ................................    $
7,156,765,724
-----------------
-----------------
Net assets were comprised of:
  Shares of beneficial interest, at
par...................................
 ............ $
71,567,657
  Paid-in capital in excess of
par...................................
 ............ .....      7,085,198,067

-----------------
Net assets, December 31,
1997..................................
 ............ ...........    $
7,156,765,724

-----------------

-----------------
Net asset value, offering price and
redemption price per share
($7,156,765,724 /
  7,156,765,724 shares of beneficial
             interest (.01
par value) issued and

outstanding)..........................
 ............
 ..................................
$1.00

-----------------

-----------------

See Notes to Financial Statements
appearing on page 29.

COMMAND MONEY FUND
Statement of Operations
(Unaudited)

                                            Six Months
Ended
December 31,
Net Investment Income
1997
Income
 Interest.............................
                   $
210,649,430
                                        -----------------
Expenses
  Management
fee.......................
13,474,002
  Distribution
fee.....................
4,587,095
  Transfer agent's fees and
expenses...
1,300,000
  Registration
fees....................
145,000
  Reports to
shareholders..............
95,000
  Custodian's fees and
expenses........
73,000
  Insurance
expense....................
50,000
  Trustees'
fees.......................
25,000
  Audit
fee............................
15,000
  Legal fees and
expenses..............
14,000

Miscellaneous........................
3,262
                                        -----------------
    Total
expenses.....................
19,781,359
                                        -----------------
Net investment
income.................. 190,868,071
                                        -----------------
Realized Gain on Investments
Net realized gain on investment
  transactions........................
  .
4,315
                                        -----------------
Net Increase in Net Assets
Resulting from
Operations..............    $
190,872,386
                                        -----------------
                                        -----------------

See Notes to Financial Statements
appearing on page 29.


COMMAND MONEY FUND
Statement of Changes in Net Assets
(Unaudited)

                         Six Months
                           Ended            Year
Ended
Increase (Decrease)     December 31,         June
30,
in Net Assets               1997
1997
Operations
  Net investment
    income........... $    190,868,071
$
301,906,638
  Net realized gain on investment
transactions.....            4,315
168,167
                      ----------------   ---------
-------
  Net increase in net
    assets resulting
    from
    operations.......      190,872,386
302,074,805
                      ----------------   ---------
-------
Dividends and
distributions to
shareholders (Note
1)...................
(190,872,386) (302,074,805)
                      ----------------   ---------
-------
Fund share
transactions (at $1
per share)
  Net proceeds from
    shares
    subscribed.......
18,297,823,707
30,172,770,064
  Net asset value of
    shares issued in
    reinvestment of
    dividends and
    distributions....      190,872,386
302,074,805
  Cost of shares
    reacquired.......
(17,961,832,941) (29,154,784,207)
                      ----------------   ---------
-------
  Net increase in net
    assets from Fund
    share
    transactions.....      526,863,152
1,320,060,662
                      ----------------   ---------
-------
Total increase.......      526,863,152
1,320,060,662
Net Assets
Beginning of
period...............    6,629,902,572
5,309,841,910
                      ----------------   ---------
-------
End of period........ $  7,156,765,724   $
6,629,902,572
                      ----------------   ---------
-------
                      ----------------   ---------
-------

      See Notes to Financial
Statements appearing on page 29.

COMMAND MONEY FUND
Financial Highlights
(Unaudited)

                                           Six Months
                                             Ended Year Ended
June 30,
                                          December 31,    ----
--------------------------------------------------------------
                                              1997 1997
1996          1995                         1994
1993
                                          -----------    -----
-----     ----------    -------------------  ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period...      $
1.000    $    1.000     $    1.000
$             1.000
$    1.000    $    1.000
Net investment income and net realized
  gains...............................
  .
0.026         0.049          0.052         0.050
0.029         0.030
Dividends and distributions to
  shareholders........................
  .
(0.026)       (0.049)        (0.052)       (0.050)
(0.029)       (0.030)
                                          -----------    -----
-----     ----------    -------------------  ----------
Net asset value, end of
period.........                            $
1.000    $    1.000     $    1.000
$             1.000
$    1.000    $    1.000
                                          -----------    -----
-----     ----------    -------------------  ----------
                                          -----------    -----
-----     ----------    -------------------  ----------
TOTAL
RETURN(a):.......................
2.65%         5.06%          5.30%         5.13%
2.98%         3.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)........  $
7,156,766    $6,629,903     $5,309,842
$4,055,700    $2,448,201
$2,436,672
Average net assets
(000)...............                       $
7,279,520    $6,078,525
$4,896,794 $3,072,284                     $2,570,195
$2,275,532
Ratios to average net assets:
  Expenses, including distribution
  fees..............................
  ...
 .54%(a)        .57%          .58%          .59%
 .59%          .61%
  Expenses, excluding distribution
  fees..............................
  ...
 .41%(a)        .44%          .46%          .47%
 .47%          .48%
  Net investment
income................
5.20%(a)       4.97%         5.15%         5.09%
2.92%         2.90%

---------------
(a) Annualized.
(b) Total return is calculated
assuming a purchase of shares on the
first day
  and a sale on the last day of each
                period
reported and includes reinvestment
 of dividends and distributions. Total
                returns
for less than a full year are
    not annualized.
See Notes to Financial Statements
appearing on page 29.

Principal
 Amount
Value
  (000)               Description
(Note 1)
             U.S. Government Agencies-
             -63.5% Federal Farm
             Credit Bank--5.4%
          $ 29,000    5.70%,
      9/2/98.................  $
28,984,538
                                             -----------
             Federal Home Loan Bank--
20.7%
   20,000    5.80375%,
1/2/98..............
19,999,960
           27,500(a) 5.849%,
        1/6/98................
27,497,174
           22,500(a) 5.879%,
        1/6/98................
22,488,996
      725    7.93%,
1/20/98................
725,814
    2,000    5.80%,
1/28/98................
1,999,659
    4,600    5.99%,
2/9/98.................
4,600,998
    2,290    6.04%,
5/6/98.................
2,290,252
    1,215    5.87%,
6/17/98................
1,215,552
    2,725    5.90%,
9/16/98................
2,725,000
    6,000    5.80%,
10/27/98...............
5,997,641
   17,000    5.81%,
11/4/98................
16,992,180
    4,900    6.00%,
12/30/98...............
4,900,000
                                             -----------

111,433,226
                                             -----------
             Federal Home Loan
               Mortgage Corporation--
               11.4%
    4,375    5.62%,
1/9/98.................
4,369,536
   34,872    5.70%,
1/14/98................
34,800,222
   10,000    5.75%,
1/22/98................
9,966,459
   12,000    5.60%,
1/23/98................
11,958,933
                                             -----------
61,095,150
                                             -----------
             Federal National Mortgage
               Association--23.4%
           25,000(a) 5.894%,
        1/6/98................
24,991,300
    5,000    5.52%,
1/15/98................
4,999,722
          25,000(a) 5.76047%,
         1/15/98.............
24,987,652
   15,850    5.70%,
1/21/98................
15,799,808
   11,520    5.63%,
1/23/98................
11,517,957
   10,000    5.40%,
2/5/98.................
9,947,500
          $  1,400    7.56%,
      2/6/98.................  $
1,402,249
    5,000    6.00%,
4/17/98................
5,004,778
   10,000    5.89%,
5/21/98................
9,995,871
    7,000    12.00%,
6/26/98...............
7,203,591
   10,000    5.63%,
8/14/98................
9,986,993
                                             -----------

125,837,421
                                             -----------
             Student Loan Marketing
Association-1.7%
           5,000(a) 5.779%,
        1/6/98................
4,997,064
    3,280    5.535%,
2/25/98...............
3,279,172
    1,000    5.65%,
3/17/98................
999,577
                                             -----------

9,275,813
                                             -----------
             United States Treasury
    Note--0.9% 5,000       5.875%,
    4/30/98...............
5,005,082
                                             -----------
             Total U.S. Government
               Agencies (amortized
               cost
               $341,631,230)..........
               .....
341,631,230
                                             -----------
             Repurchase
             Agreements(b)--
             36.3% Chase
             Manhattan Bank,       6.15%,
               dated 12/31/97,
due 1/7/98
               in the amount of
               $21,025,113, value of
               collateral including
               accrued interest--
               $21,451,219.......
21,000,000
   21,000
             Chase Manhattan Bank,
5.83%,
               dated 12/15/97, due
               1/14/98 in the amount
               of $15,072,875, value
               of collateral
               including accrued
               interest--
               $15,443,240.......
15,000,000
   15,000
             Chase Manhattan Bank,
5.80%,
               dated 12/30/97, due
               1/29/98 in the amount
               of $16,694,301, value
               of collateral
               including accrued
               interest--
               $17,158,147.......
16,614,000
   16,614

                                      -14
See Notes to Financial
Statements appearing on page 29.

Principal
 Amount
Value
  (000)               Description
(Note 1)
             Repurchase Agreements--
             (cont'd.) Credit Suisse
             First Boston
               Corp., Inc., 6.30%,
               dated 12/29/97, due
               1/5/98 in the
               amount of
               $4,600,629, value
               of collateral
               including accrued
interest--$4,727,445........  $
4,595,000
 $  4,595
             Credit Suisse First
Boston
               Corp., 6.30%, dated
               12/31/97, due
               1/5/98 in the
               amount of
               $32,430,352, value
               of collateral
               including accrued
interest--$33,120,351.......  $
32,402,000
   32,402
             Morgan Stanley & Co.
Inc.,
               6.27%, dated
               12/26/97, due
               1/2/98 in the
               amount of
               $7,509,144, value
               of collateral
               including accrued
               interest--
               $7,856,215........
7,500,000
    7,500
             Morgan Stanley & Co.
               Inc., 5.81%, dated
               12/5/97, due 1/5/98
               in the amount of
               $6,231,019, value
               of collateral
               including accrued
               interest--
               $6,494,471........
6,200,000
    6,200
             Morgan Stanley & Co.,
               Inc., 6.40%, dated
               12/31/97, due
               1/5/98 in the
               amount of
               $9,008,000, value
               of collateral
               including accrued
               interest--
               $9,427,488........
9,000,000
    9,000
             Morgan Stanley & Co.,
               Inc., 5.80%, dated
               12/4/97, due 1/6/98
               in the amount of
               $30,308,287, value
               of collateral
               including accrued
interest--$31,579,861.......  $
30,148,000
 $ 30,148
             UBS Securities LLC,
6.25%,
               dated 12/26/97,
               due 1/2/98 in
               the amount of
               $29,035,243,
               value of
               collateral
               including
               accrued interest-
               -$29,580,362....
               ...
29,000,000
   29,000
             UBS Securities
               LLC, 6.20%,
               dated 12/30/97,
               due 1/6/98 in
               the amount of
               $24,028,933
               (cost
               $24,000,000),
               value of
               collateral
               including
               accrued interest-
               -$24,480,060....
               ...
24,000,000
   24,000
                                             -----------
      Total Repurchase Agreements
               (amortized cost
               $195,459,000)..........
               .....
195,459,000
                                             -----------
       Total Investments--99.8%
               (amortized cost
               $537,090,230)..........
               .....
537,090,230
             Other assets in excess of
               liabilities--
               0.2%...........
1,077,184
                                             -----------
             Net Assets--
100%.............. $538,167,414
                                             -----------
                                             -----------

---------------
(a) The maturity date presented for
these instruments is the later of the
next
   date on which the security can be
              redeemed at
par or the next date on which
    the rate of interest is adjusted.
(b) Repurchase agreements are
collateralized by U.S. Treasury or
Federal agency
    obligations.

-15-
                        See Notes to
Financial Statements appearing on page
29.

COMMAND GOVERNMENT FUND
 Statement of Assets and Liabilities
(Unaudited)

Assets
December 31, 1997

-----------------
Investments, at amortized cost which
approximates market
value........................     $
537,090,230
Receivable for Fund shares
sold..................................
 ............ .........
34,742,413
Interest
receivable............................
 ............
 ...........................
3,043,855 Prepaid
expenses..............................
 ............
 ............................
12,480

-----------------
  Total
assets................................
 ............
 ............................
574,888,978

-----------------
Liabilities
Payable for Fund shares
repurchased...........................
 ............ ............
36,164,936
Accrued expenses and other
liabilities...........................
 ............ .........
336,254
Management fee
payable...............................
 ............ .....................
188,402
Distribution fee
payable...............................
 ............ ...................
31,972

-----------------
  Total
liabilities...........................
 ............
 ............................
36,721,564

-----------------
Net
Assets................................
 ............
 ................................     $
538,167,414
-----------------
-----------------
Net assets were comprised of:
  Shares of beneficial interest, at
par...................................
 ............ $
5,381,674
  Paid-in capital in excess of
par...................................
 ............ .....       532,785,740

-----------------
Net assets, December 31,
1997..................................
 ............ ...........     $
538,167,414

-----------------

-----------------
Net asset value, offering price and
redemption price per share
($538,167,414 /
   538,167,414 shares of beneficial
            interest ($.01
par value) issued and

outstanding)..........................
 ............
 ..................................
$1.00

-----------------

-----------------

See Notes to Financial Statements
appearing on page 29.

COMMAND GOVERNMENT FUND
Statement of Operations
(Unaudited)

                                            Six Months
Ended
December 31,
Net Investment Income
1997
Income
 Interest.............................
                   $
15,478,872
                                        -----------------
Expenses
  Management
fee.......................
1,098,924
  Distribution
fee.....................
343,414
  Transfer agent's fees and
expenses...
48,000
  Registration
fees....................
42,000
  Reports to
shareholders..............
19,000
  Audit
fee............................
14,000
  Custodian's fees and
expenses........
13,000
  Trustees'
fees.......................
11,000
  Legal fees and
expenses..............
5,000
  Insurance
expense....................
5,000

Miscellaneous........................
2,669
                                        -----------------
    Total
expenses.....................
1,602,007
                                        -----------------
Net investment
income..................
13,876,865
                                        -----------------
Realized Gain on Investments
Net realized gain on investment
  transactions........................
  .
43,343
                                        -----------------
Net Increase in Net Assets
Resulting from
Operations..............    $
13,920,208
                                        -----------------
                                        -----------------

See Notes to Financial Statements
appearing on page 29.

COMMAND GOVERNMENT FUND
Statement of Changes in Net Assets
(Unaudited)

                          Six Months
                             Ended          Year
Ended
Increase                 December 31,        June
30,
  in Net Assets              1997
1997
Operations
  Net investment
  income............... $
13,876,865   $
25,896,199
  Net realized gain on
    investment
    transactions.......
43,343
100,048
                        --------------
-   --------
-------
  Net increase in net assets resulting
from operations....      13,920,208
25,996,247
                        --------------
- --------
-------
Dividends and
  distributions to
  shareholders (Note
  1)...................
(13,920,208) (25,996,247)
                        --------------
- --------
-------
Fund share transactions
     (at $1 per share)
  Net proceeds from shares
subscribed.........
1,215,439,762
2,583,554,167
  Net asset value of
    shares issued to
    shareholders in
    reinvestment of
    dividends and
    distributions......
13,920,208
25,996,247
  Cost of shares
  reacquired...........
(1,219,662,041) (2,568,565,639)
                        --------------
- --------
-------
  Net increase in net
    assets from Fund
    share
    transactions.......
9,697,929
40,984,775
                        --------------
- --------
-------
Total increase.........
9,697,929
40,984,775
Net Assets
Beginning of period....
528,469,485 487,484,710
                        --------------
- --------
-------
End of period.......... $
538,167,414             $
528,469,485
                        --------------
- --------
-------
                        --------------
- --------
-------

See Notes to Financial Statements
appearing on page 29.

COMMAND GOVERNMENT FUND
Financia
l
Highligh
ts
(Unaudit
ed)

<Caption
>

Six Months
Ended                            Year
Ended June
30,

December 31,     ---------------------
------------
------------------------

1997           1997         1996        1995
1994        1993

    --------    --------     --------
--------    --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period..........
$  1.000       $  1.000     $  1.000    $  1.000
$  1.000    $  1.000
Net investment income and net realized
  gains...............................
  ........
0.025          0.049        0.050       0.048
0.028       0.028
Dividends and distributions to
shareholders... (0.025)      (0.049)    (0.050)  (0.048)
(0.028)     (0.028)

    --------    --------     --------
--------    --------
Net asset value, end of
period................
$  1.000       $  1.000     $  1.000    $  1.000
$  1.000    $  1.000

    --------    --------     --------
--------    --------

    --------    --------     --------
--------    --------
TOTAL
RETURN(b).............................
 .. 2.58%       4.97%        5.12%       4.89%
2.86%       2.85%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)............... $538,167            $528,469 $487,485
$404,295
$325,257    $381,703
Average net assets
(000)...................... $544,983     $534,580 $477,168
$350,458
$376,159    $380,103
Ratios to average net assets:
  Expenses, including distribution
fees....... .58%(a)          .63%       .68%     .65%
 .63%        .65%
  Expenses, excluding distribution
fees....... .46%(a)          .51%       .56%     .53%
 .51%        .53%
  Net investment
income.......................
5.05%(a)       4.84%        4.97%       4.81%
2.79%       2.74%

---------------
(a) Annualized.
(b) Total return is calculated
assuming a purchase of shares on the
first day
  and a sale on the last day of each
                period
reported and includes reinvestment
 of dividends and distributions. Total
                returns
for less than a full year are
    not annualized.
See Notes to Financial Statements
appearing on page 29.

             Principal
  Moody's     Amount
Value
   Rating      (000)
Description (a)
(Note 1)
                          ALABAMA--
0.9%
                          Mcintosh
                            Ind. Dev.
                            Bus., Ciba
                            Geigy
                            Corp,
                            F.R.W.D.,
                          3.70%,
1/7/98, Ser. A-1+*         $ 10,100
90....................
$   10,100,000

--------------
                          ALASKA--0.6%
                          Valdez
                            Marine Air
                            Terminal,
                            Arco Rev.,
                          T.E.C.P.,
                          3.85%,
                          2/4/98, Ser.
VMIG1            7,000
94C...................
7,000,000

--------------
                          ARIZONA--
2.5%
                          Maricopa
Co.,
                            Arizona
Pub. Serv., F.R.D.D.,
                          4.80%,
1/2/98, Ser.
P-1              2,400
94C...................
2,400,000
                          Salt River
                            Agr.
                            Proj.,
                            Imp. &
                            Pwr.,
                            T.E.C.P.,
                          3.85%,
2/20/98, Ser.
P-1             24,439
80....................
24,439,000

--------------

26,839,000

--------------
                          CALIFORNIA--
                          3.2%
                          California
                          Higher Ed.
Ln. Auth.,
                            Student
Ln. Rev., A.N.N.M.T.,
                          4.00%,
7/1/98, Ser. VMIG1            9,100
87A...................
9,100,000
                          California
Student Ln. Mktg.
                            Corp.,
                            Student
Ln. Rev., A.N.N.M.T.,
                          3.85%,
11/1/98, Ser. VMIG1           25,800
93A...................
25,800,000

--------------

34,900,000

--------------
                          COLORADO--
2.0%
                          Colorado
                            Hsg. Fin.
                            Auth.,
                            Eagle
                            Trust,
                            F.R.W.D.S.
                            ,
                          4.27%,
1/2/98, Ser.
A-1*            21,700
94C...................
21,700,000

--------------
                          DELAWARE--
1.1%
                          Delaware
                            Econ. Dev.
                            Auth.,
                            Star
                            Enterprise
                            ,
                            F.R.W.D.,
                          3.75%,
1/7/98, Ser. A-1+*         $ 11,600
97....................
$   11,600,000

--------------
                          DISTRICT OF
COLUMBIA-5.0%
                          Dist. of
                            Columbia
                            Hsg. Fin.
                            Agcy.,
                            Carmel
                            Plaza,
                            F.R.W.D.,
                          4.10%,
1/1/98, Ser. VMIG1            3,830
91....................
3,830,000
                          Dist. of
Columbia,
                            Gen.
                          Oblig.,
                          F.R.D.D.,
                          5.15%,
                          1/2/98, Ser.
VMIG1            2,400      92A-
1.................
2,400,000
                          5.15%,
1/2/98, Ser. VMIG1            1,400
92A-3.................
1,400,000
                          5.15%,
1/2/98, Ser. VMIG1            6,000
92A-6.................
6,000,000
                          T.R.A.N.,
                          4.50%,
9/30/98, Ser. MIG1            24,410
98B...................
24,409,676
                          Metro. Wash.
                            Airport
                            Rev.,
                            T.E.C.P.,
A-1*            15,500    3.92%,
1/16/98..........
15,500,000

--------------

53,539,676

--------------
                          GEORGIA--
6.7%
                          Cobb Cnty.
                            Hsg.
                            Auth.,
                            Terrell
                            Mill II
                            Assoc.,
                            F.R.W.D.,
                          4.30%,
1/2/98, Ser. A-1+*         10,600
93....................
10,600,000
                          Fulton Cnty.
Dev. Auth. Rev.,
                            Metro.
Atlanta YMCA Proj.,
                            F.R.W.D.,
CPS1            12,500    4.20%,
1/2/98...........
12,500,000

-19-
                        See Notes to
Financial Statements appearing on page
29.

             Principal
  Moody's     Amount
Value
   Rating      (000)
Description (a)
(Note 1)
                          GEORGIA--
                          (cont'd.)
                          Monroe Cnty.
                          Dev. Auth.
Poll.,
                            Oglethorpe
                            Pwr.
                            Corp.,
                            S.E.M.O.T.
                            ,
                          3.90%,
5/1/98, Ser.
NR            $ 11,000
96....................
$   11,000,000
                          Municipal
                            Elec.
                            Auth.,
                            Proj. 1,
                            F.R.W.D.S.
                            ,
                          4.20%,
1/2/98, Ser. VMIG1         12,000
39....................
12,000,000
                          Roswell Hsg.
Auth.,
                            Post
                            Canyon
                            Proj.,
                            F.R.W.D.,
                          3.80%,
1/7/98, Ser. A-1+*          9,345
96....................
9,345,000
                          Willacoochee
                            Dev.
                            Auth.,
                            Poll.
                            Ctrl.
                            Rev.,
                            Langboard
                            Inc.
                            Proj.,
                            F.R.W.D.,
Aa2             17,000    4.20%,
1/2/98...........
17,000,000

--------------

72,445,000

--------------
                          ILLINOIS--
17.2%
                          Chicago,
                            Gen.
                            Oblig.,
                            A.N.N.M.T.
                            ,
                          3.65%,
2/5/98, Ser. VMIG1         37,000
77....................
37,000,000
                          3.80%,
12/3/98, Ser. VMIG1       14,000
97....................
14,000,000
                          Stockyards
                            Indl.
                            Proj.,
                            F.R.W.D.,
                          3.75%,
1/7/98, Ser. A-1+*        13,300
96A...................
13,300,000
                          Gurnee Ind.
                            Dev. Rev.,
                            Sterigenic
                            s Intl.
                            Proj.,
                            F.R.W.D.,
                          4.40%,
1/7/98, Ser.
A-1*             7,750
96....................
7,750,000
                          Illinois
                            Dev. Fin.
                            Auth.
                            Rev.,
                            Adventist
                            Hlth.
                            Sys.,
                            F.R.W.D.,
                          4.00%,
1/2/98, Ser. VMIG1        40,165
97A...................
40,165,000
                          Illinois
Hlth. Fac. Auth.,
                            Evanston
                            Hosp.
                            Corp.,
                            A.N.N.M.T.
                            ,
                          4.00%,
5/15/98, Ser. VMIG1         $ 18,000
95....................
$   18,000,000
                          Evanston
                            Hosp.
                            Corp.
                            Proj.,
                            A.N.N.M.T.
                            ,
                          3.85%,
11/30/98, Ser. VMIG1      19,000
92....................
19,000,000
                          Servant Cor
                            Falcon II,
                            F.R.W.D.,
                          3.90%,
1/7/98, Ser. A-1+*        16,000
96A...................
16,000,000
                          Victory
                            Hlth.
                            Svcs.
                            Proj.,
                            T.E.C.P.,
                          3.75%,
1/30/98, Ser. VMIG1       11,000
91....................
11,000,000
                          Illinois
                            Hlth. Fac.
                            Dev.
                            Auth.,
                            Riverside
                            Hlth.
                            Sys.,
                            F.R.W.D.,
                          3.95%,
1/2/98, Ser. VMIG1        10,000
94....................
10,000,000

--------------

186,215,000

--------------
                          INDIANA--
0.8%
                          Indiana Ed.
                            Fac.
                            Auth.,
                            Wesleyan
                            Univ.,
                            F.R.W.D.,
                          4.15%,
1/2/98, Ser.
NR               9,150
93....................
9,150,000

--------------
                          IOWA--1.3%
                          Iowa Fin.
                            Auth.,
                            Solid
                            Waste
                            Disp.,
                            Cedar
                            River
                            Paper Co.
                            Proj.,
                            F.R.D.D.,
                          5.10%,
1/2/98, Ser. A-1+*          5,000
96A...................
5,000,000
                          Sergeant
                            Bluff Dev.
                            Rev.,
                            Sioux City
                            Brick &
                            Tile
                            Proj.,
                            F.R.W.D.,
                          4.30%,
1/2/98, Ser.
NR               9,100
96....................
9,100,000

--------------

14,100,000

--------------

-20-
                        See Notes to
Financial Statements appearing on page
29.

             Principal
  Moody's     Amount
Value
   Rating      (000)
Description (a)
(Note 1)
                          KANSAS--0.2%
                          Butler
Cnty.,
                            Texaco
                            Refining
                            and Mktg.,
                            F.R.D.D.,
                          5.15%,
1/2/98, Ser. VMIG1       $  1,900
94A...................
$    1,900,000

--------------
                          KENTUCKY--
                          6.0%
                          Louisville &
                          Jefferson
                            Cnty.,
                            Sewer &
                            Drainage
                            Sub.
                            Notes,
                            F.R.W.D.,
A-1*            50,000    4.30%,
1/2/98...........
50,000,000
                          Pendleton
                            Cnty.
                            Multi.
                            Cnty.,
                            Lease Rev.
                            Prog.,
                            T.E.C.P.,
                          3.75%,
3/6/98, Ser. A-1+*         15,000
89....................
15,000,000

--------------

65,000,000

--------------
                          LOUISIANA--
1.2%
                          Lake
Charles,
                            Harbor &
                            Conoco
                            Proj.,
                            F.R.D.D.,
P-1              1,500    5.00%,
1/2/98...........
1,500,000
                          Plaquemines
                            Parish
                            Environ.
                            Rev.,
                            British
                            Petroleum
                            Co.,
                            Exploratio
                            n & Oil
                            Proj.,
                            F.R.D.D.,
                          5.10%,
1/2/98, Ser.
P-1              1,300
94....................
1,300,000
                          West Baton
                            Rouge
                            Parish
                            Ind. Dist.
                            Pound3
                            Rev.,
                            Dow
                            Chemical
                            Co. Proj.,
                            F.R.D.D.,
                          5.15%,
1/2/98, Ser.
P-1              7,500
93....................
7,500,000
                          5.15%,
1/2/98, Ser.
P-1              2,600
95....................
2,600,000

--------------

12,900,000

--------------
                          MARYLAND--
                          0.8%
                          Gathersburg
                          Econ. Dev.
                            Rev.,
                            Asbury
                            Methodist
                            Village,
                            F.R.W.D.,
                          4.15%,
1/8/98, Ser.
Aaa           $  8,200
97A...................
$    8,200,000

--------------
                          MASSACHUSETT
                          S--1.7%
                          Massachusett
                          s Bay Trans.
                            Auth.,
                          4.25%,
2/27/98, Ser. MIG2            10,000
97A...................
10,003,349

Massachusetts Hsg. Fin. Agcy.,
                            Single
Family Hsg. Rev.,
                            Ser. 5-
                            Eagle
                            Trust,
                            Q.T.R.O.T.
                            S.,
                          3.80%,
3/1/98, Ser. A-1+*            8,000
96....................
8,000,000

--------------

18,003,349

--------------
                          MICHIGAN--
3.2%
                          Charter
                            Cnty. of
                            Wayne,
                            Detroit
                            Metro
                            Wayne Co.
                            Airport,
                            F.R.W.D.,
                          3.75%,
1/7/98, Ser. VMIG1          9,100
96A...................
9,100,000
                          Detroit City
                            Sch.
                            Dist., Tax
                            Gen.
                            Oblig.,
                          4.50%,
5/1/98, Ser. SP-1+*        25,000
97....................
25,048,525

--------------

34,148,525

--------------
                          MINNESOTA--
                          1.3%
                          Bloomington
                          Port Auth.
                            Tax Rev.,
                            F.R.W.D.,
                          4.20%,
1/2/98, Ser. VMIG1         14,000
95A...................
14,000,000

--------------

-21-
                        See Notes to
Financial Statements appearing on page
29.

             Principal
  Moody's     Amount
Value
   Rating      (000)
Description (a)
(Note 1)
                          MISSISSIPPI-
                          -1.6%
                          Harrison
                          Cnty. Poll.
Ctrl. Rev.,

Mississippi Pwr. Co. Proj.,
                            F.R.W.D.,
                          4.20%,
1/7/98, Ser.
A-1*          $ 16,750
92....................
$   16,750,000

--------------
                          MISSOURI--
2.9%
                          Missouri
                            Environ.
                            Impvt. &
                            Energy
                            Res.
                            Auth.,
                            Union
                            Elec. Co.,
                            A.N.N.O.T.
                            ,
                          3.95%,
6/1/98, Ser.
P-1              7,120
84A...................
7,120,000
                          Missouri St.
Hlth. & Ed. Facs.,
                            Sisters of
Saint Mary's
                            Hlth.
                          Care,
                          T.E.C.P.,
                          3.85%,
                          1/8/98, Ser.
VMIG1           10,000
88C...................
10,000,000
                          St. Charles
                            Cnty. Ind.
                            Dev.
                            Auth.,
                            Cedar
                            Ridge
                            Apts.,
                            F.R.W.D.,
                          3.75%,
1/7/98, Ser. A-1+*           14,225
88A...................
14,225,000

--------------

31,345,000

--------------
                          NEVADA--2.3%
                          Clark Cnty.
                            Poll.
                            Ctrl.
                            Rev.,
                            Southern
                            California
                            Ed. Proj.,
                            T.E.C.P.,
                          3.80%,
1/5/98, Ser.
P-1             12,090
87A...................
12,090,000
                          Washoe Cnty.
Wtr. Facs. Rev.,
                            Sierra
Pac. Pwr. Co. Proj.,
                            F.R.D.D.,
                          5.10%,
1/2/98, Ser.
P-1             13,200
90....................
13,200,000

--------------

25,290,000

--------------
                          NEW
HAMPSHIRE--2.7%
                          New
Hampshire Bus. Fin. Auth.,
                            New
                            England
                            Pwr. Co.
                            Proj.,
                            T.E.C.P.,
                          3.80%,
1/28/98, Ser. VMIG1         $ 18,700
90B...................
$   18,700,000
                          3.85%,
3/16/98, Ser. VMIG1           10,300
90B...................
10,300,000

--------------

29,000,000

--------------
                          NEW JERSEY--
0.7%
                          New Jersey
                            Econ. Dev.
                            Auth.
                            Rev.,
                            Newark
                            Recycling
                            Fac.,
                            A.N.N.M.T.
                            ,
                          3.95%,
12/15/98, Ser. A-1+*            7,700
97....................
7,700,000

--------------
                          NEW YORK--
2.2%
                          New York
City Wtr. Fin. Auth.,
                            T.E.C.P.,
                          3.80%,
4/7/98, Ser.
NR               7,200
94....................
7,200,000
                          New York
                            Med. Care
                            Facs. Fin.
                            Agcy.
                            Rev.,
                            Hosp. &
                            Nursing
                            Home
                            Proj.,
                          8.10%,
2/15/98, Ser.
Aaa             16,050
88B...................
16,449,820

--------------

23,649,820

--------------
                          NORTH
                          CAROLINA--
                          0.4% Halifax
                          Cnty. Ind.
                          Facs.
                            & Poll.
                            Ctrl.,
                            Westmorela
                            nd L.G. &
                            E.
                            Partners,
                            F.R.D.D.,
                          5.10%,
1/2/98, Ser. A-1+*          3,800
93....................
3,800,000

--------------
                          OHIO--1.9%
                          Medina Cnty.
                            Hsg. Rev.,
                            Oaks At
                            Medina
                            Proj.,
                            F.R.W.D.,
NR               9,650    4.15%,
1/2/98...........
9,650,000

-22-
                        See Notes to
Financial Statements appearing on page
29.

             Principal
  Moody's     Amount
Value
   Rating      (000)
Description (a)
(Note 1)
                          OHIO--
(cont'd.)
                          Ohio Wtr.
                            Dev. Auth.
                            Poll.
                            Ctrl.
                            Facs.,
                            Ohio
                            Edison Co.
                            Proj.,
                            A.N.N.O.T.
                            ,
                          4.10%,
5/1/98, Ser. VMIG1       $ 10,480
88A...................
$   10,480,000

--------------

20,130,000

--------------
                          OKLAHOMA--
0.5%
                          Muskogee
                            Ind.
                            Trust,
                            Muskogee
                            Mall
                            Proj.,
                            F.R.W.D.,
                          4.20%,
1/7/98, Ser. VMIG1            5,400
85....................
5,400,000

--------------
                          PENNSYLVANIA-
                          -4.7%
                          Dauphin
                          Cnty. Gen.
                          Auth.
                            Rev.,
                            Ed. &
                            Hlth.
                            Prog.,
                            F.R.W.D.,
                          4.20%,
1/2/98, Ser. VMIG1           18,700
97....................
18,700,000
                          Emmaus Gen.
                            Auth.,
                            F.R.W.D.,
                          4.00%,
1/7/98, Ser. A-1+*            3,030
96....................
3,030,000
                          Montgomery
Cnty.,
                            Higher Ed.
                            & Hlth.
                            Auth.
                            Rev.,
                            F.R.W.D.,
                          4.00%,
1/7/98, Ser.
A-1*            15,600
96A...................
15,600,000
                          Philadelphia
                            Water &
                            Waste
                            Proj.,
                            A.N.N.M.T.
                            ,
VMIG1           12,900    3.82%,
8/5/98...........
12,899,695

--------------

50,229,695

--------------
                          RHODE ISLAND-
-0.9%
                          Rhode Island
                            Student
                            Ln. Auth.,
                            Student
                            Loan Pgrm.
                            Rev.
                            Proj.,
                            F.R.W.D.,
                          3.80%,
1/7/98, Ser. A-1+*           10,000
96-2..................
10,000,000

--------------
                          SOUTH DAKOTA-
                          -5.0%
                          Brookings
                          Sch. Dist.,
                            Cert. of
                            Part.,
                            Q.T.R.M.T.
                            ,
NR            $ 12,210
$   12,210,000
                          South Dakota
Ed. Lns. Inc.
                            Corp.,
                            Student
Ln. Rev., Q.T.R.M.T.,
                          3.85%,
2/4/98, Ser.
NR              14,500
97A...................
14,500,000
                          South Dakota
                            Hlth. &
                            Ed. Fac.
                            Auth.,
                            Sioux
                            Valley
                            Hosp &
                            Hlth.
                            Rev.,
                            F.R.W.D.,
                          4.20%,
1/2/98, Ser. VMIG1            9,860
97....................
9,860,000
                          South Dakota
Hsg. Dev. Auth.,
                            Homeowners
                            hip Mtg.,
                            A.N.N.M.T.
                            ,
                          3.85%,
3/26/98, Ser. VMIG1         9,180
97C...................
9,180,000
MIG1             8,000    3.95%,
8/13/98..........
8,000,000

--------------

53,750,000

--------------
                          TENNESSEE--
                          2.5%
                          Nashville &
                          Davidson
                            Co.,
                            Crossing
                            Multifam.
                            Hsg.
                            Proj.,
                            F.R.W.D.,
A-1+*            3,540    4.20%,
1/2/98, Ser. A...
3,540,000
                          Dickson
                            Cnty.,
                            Renaissanc
                            e Learning
                            Cent.
                            Rev.,
                            F.R.W.D.,
                          4.20%,
1/7/98, Ser.
Aa3              9,000
97....................
9,000,000

-23-
                        See Notes to
Financial Statements appearing on page
29.

             Principal
  Moody's     Amount
Value
   Rating      (000)
Description (a)
(Note 1)
                          TENNESSEE--
                          (cont'd.)
                          Montgomery
                          Cnty. Tax
                            Pub.
                            Auth.,
                            Montgomery
                            Loan Fin.
                            Proj.,
                            F.R.W.D.,
                          4.20%,
1/2/98, Ser. A-1+*       $ 14,600
95....................
$   14,600,000

--------------

27,140,000

--------------
                          TEXAS--10.4%
                          Brazos River
                            Auth. Poll
                            Ctrl.
                            Rev.,
                            Texas
                            Util. Co.,
                            F.R.D.D.,
                          5.10%,
1/2/98, Ser. VMIG1          1,200
95A...................
1,200,000
                          5.10%,
1/2/98, Ser. VMIG1        5,800
95C...................
5,800,000
                          5.10%,
1/2/98, Ser. VMIG1        2,000
97A...................
2,000,000
                          Brazos River
                            Harbor
                            Nav. Dist.
                            Rev.,
                            BASF Corp.
                            Proj.,
                            F.R.D.D.,
                          5.10%,
1/2/98, Ser.
P-1              1,700
96....................
1,700,000
                          Dow Chemical
                            Co.,
                            F.R.D.D.,
                          5.15%,
1/2/98, Ser.
P-1              1,400
97....................
1,400,000
                          Dow Chemical
                            Co. Proj.,
                            T.E.C.P.,
                          3.80%,
1/8/98, Ser.
NR              16,100
91....................
16,100,000
                          Collin Cnty.
                            Hsg. Fin.
                            Corp.,
                            Huntington
                            Apts
                            Proj.,
                            F.R.W.D.,
                          4.25%,
1/2/98, Ser.
A-1*             6,155
96....................
6,155,000
                          DeSoto Ind.
                            Dev.
                            Auth.,
                            Nat'l.
                            Svc. Inds.
                            Inc.
Proj.,
                            F.R.W.D.,
                          4.20%,
1/2/98, Ser.
CPS1          $  7,150
91....................
$    7,150,000
                          Greater East
                            Texas
                            Student
                            Ln. Rev.,
                            A.N.N.O.T.
                            ,
                          4.10%,
5/1/98, Ser. VMIG1           10,500
95A...................
10,500,000
                          Guadalupe
Blanco River Auth.,
                            BOC Group
Inc., F.R.W.D.,
CPS1            13,800    4.20%,
1/1/98...........
13,800,000
                          Houston, Gen
Oblig., T.E.C.P.,
                          3.80%,
3/13/98, Ser.
P-1             16,700
B.....................
16,700,000
                          Houston,
                            Gen.
                            Oblig.,
                            Water &
                            Sewer
                            Proj.,
                          3.85%,
1/15/98, Ser.
P-1              8,700
A.....................
8,700,000
                          Houston
Water & Swr. Sys.,
                            Eagle
Trust Proj., F.R.W.D.S.,
A-1+*           13,400    4.27%,
1/1/98...........
13,400,000
                          Waller Cnty.
                            Ind. Dev.
                            Corp.,
                            MckKesson
                            Water
                            Prod.,
                            F.R.W.D.,
                          4.15%,
1/7/98, Ser.
A-1*             6,000
96....................
6,000,000
                          West Side
                            Calhoun
                            Cnty. Nav.
                            Dist.,
                            Swr. &
                            Solid
                            Waste.
                            Disp. Rev.
                            Proj.,
                            F.R.D.D.,
                          5.10%,
1/2/98, Ser.
Aa3              1,300
96....................
1,300,000

--------------

111,905,000

--------------
                          UTAH--0.9%
                          Intermountai
                            n Pwr.
                            Agy.,
                            T.E.C.P.,
A-1*            10,000    3.80%,
2/3/98...........
10,000,000

--------------

-24-
                        See Notes to
Financial Statements appearing on page
29.

             Principal
  Moody's     Amount
Value
   Rating      (000)
Description (a)
(Note 1)
                          VIRGINIA--
                          1.7%
                          Harrisonburg
                          Redev. &
                            Hsg.
                            Auth.,
                            Multifamly
                            Hsg. Rev.,
                            F.R.W.D.,
                          4.10%,
1/2/98, Ser. VMIG1       $ 18,555
91A...................
$   18,555,000

--------------
                          WASHINGTON--
3.1%
                          Pierce Cnty.
                            Econ. Dev.
                            Corp.,
                            Sealand
                            Inc.,
                            F.R.W.D.,
                          4.20%,
1/2/98, Ser.
CPS1            10,000
96....................
10,000,000
                          Seattle Hsg.
                            Auth.
                            Rev.,
                            Holly Park
                            Proj.,
                            F.R.W.D.,
Aa2             10,000    4.10%,
1/7/98...........
10,000,000
                          Washington
                            Hsg. Fin.
                            Commission
                            ,
                            Anchor
                            Village
                            Apts.
                            Proj.,
                            F.R.W.D.,
                          4.35%,
1/2/98, Ser. A-1+*           10,750
97....................
10,750,000
                          Canyon Lakes
                            II Proj.,
                            F.R.D.D.,
                          5.00%,
1/2/98, Ser. VMIG1            1,000
94....................
1,000,000
                          Wandering
                            Creek
                            Proj.,
                            F.R.D.D.,
                          5.25%,
1/2/98, Ser. VMIG1            1,700
95....................
1,700,000

--------------

33,450,000

--------------
                          WEST
VIRGINIA--0.8%
                          West
Virginia Public Energy
                            Auth.
Rev.,
                            Morgantown
Energy, T.E.C.P.,
                          3.85%,
5/1/98, Ser. A-1+*         $  9,000
89A...................
$    9,000,000

--------------
                          Total
Investments-100.9%
                          (cost
$1,088,835,065)... 1,088,835,065
                          Liabilities
                            in excess
                            of other
                            assets--
                            (0.9%)....
                            ....
(9,673,960)

--------------
                          Net Assets--
100%........ $1,079,161,105

--------------

--------------

---------------
(a) The following abbreviations are
used in portfolio descriptions:
  A.N.N.M.T.--Annual Mandatory Tender.
  A.N.N.O.T.--Annual Optional Tender.
  F.R.D.D.--Floating Rate (Daily)
  Demand Note.(b)
F.R.W.D.--Floating Rate (Weekly)
Demand Note.(b) F.R.W.D.S.--Floating
Rate (Weekly) Demand-Synthetic
Note.(b)
Q.T.R.M.T.--Quarterly Monthly Tender.
  Q.T.R.O.T.S.--Quarterly Optional
  Tender--
Synthetic.(b)
  S.E.M.O.T.--Semi-Annual Optional
Tender.
T.E.C.P.--Tax Exempt Commercial
Paper. T.R.A.N.--Tax and Revenue
Anticipation Note.
(b) For purposes of amortized cost
valuation, the maturity date of
Floating Rate
    Demand Notes is considered to be
the later of the next date on which
the
 security can be redeemed at par or
              the next
date on which the rate of
    interest is adjusted.
(c) Prerefunded issues are secured
by escrowed cash and/or direct
U.S.
    guaranteed obligations.
* Standard & Poor's rating.
NR--Not Rated by Moody's or Standard &
                                      P
                                      o
                                      o
                                      r
                                      '
                                      s
                                      .
                                      -
                                      2
                                      5-
                        See Notes to
Financial Statements appearing on page
29.

COMMAND TAX-FREE FUND
 Statement of Assets and Liabilities
(Unaudited)

Assets
December 31, 1997

-----------------
Investments, at amortized cost which
approximates market
value........................    $
1,088,835,065
Receivable for Fund shares
sold..................................
 ............ .........
14,459,325
Interest
receivable............................
 ............
 ...........................
7,356,414 Receivable for investments
sold..................................
 ............ .........
800,000
Prepaid
expenses..............................
 ............
 ............................
27,310
-----------------
  Total
assets................................
 ............
 ............................
1,111,478,114

-----------------
Liabilities
Payable for Fund shares
repurchased...........................
 ............ ............
31,188,642
Accrued expenses and other
liabilities...........................
 ............ .........
601,237
Management fee
payable...............................
 ............ .....................
458,788
Distribution fee
payable...............................
 ............
 ...................             68,342
-----------------
  Total
liabilities...........................
 ............
 ............................
32,317,009
-----------------
Net
Assets................................
 ............
 ................................    $
1,079,161,105

-----------------

-----------------
Net assets were comprised of:
  Shares of beneficial interest, at
par...................................
 ............ $
10,791,611
  Paid-in capital in excess of
par...................................
 ............ .....      1,068,369,494

-----------------
Net assets, December 31,
1997..................................
 ............ ...........    $
1,079,161,105

-----------------

-----------------
Net asset value, offering price and
redemption price per share
($1,079,161,105 /
  1,079,161,105 shares of beneficial
               interest
($.01 par value) issued and

outstanding)..........................
 ............
 ..................................
$1.00

-----------------

-----------------

See Notes to Financial Statements
appearing on page 29.

COMMAND TAX-FREE FUND
Statement of Operations
(Unaudited)

                                            Six Months
Ended
December 31,
Net Investment Income
1997
Income
 Interest.............................
                   $
23,073,281
                                        -----------------
Expenses
  Management
fee.......................
2,736,587
  Distribution
fee.....................
765,164
  Transfer agent's fees and
expenses...
94,000
  Custodian's fees and
expenses........
38,000
  Registration
fees....................
20,000
  Reports to
shareholders..............
18,000
  Trustees'
fees.......................
14,000
  Audit
fee............................
14,000
  Insurance
expense....................
10,000
  Legal fees and
expenses..............
8,000

Miscellaneous........................
962
                                        -----------------
    Total
expenses.....................
3,718,713
    Less: custodian fee
credit.........
(40,842)
                                        -----------------
    Net
expenses.......................
3,677,871
                                        -----------------
Net investment
income..................
19,395,410
                                        -----------------
Realized Gain on Investments
Net realized gain on investment
  transactions........................
  .
6,522
                                        -----------------
Net Increase in Net Assets
Resulting from
Operations..............    $
19,401,932
                                        -----------------
                                        -----------------

See Notes to Financial Statements
appearing on page 29.


COMMAND TAX-FREE FUND
Statement of Changes in Net Assets
(Unaudited)

                          Six Months
                             Ended          Year
Ended
Increase (Decrease)      December 31,        June
30,
in Net Assets                1997
1997
Operations
  Net investment
  income............... $
19,395,410              $
35,446,503
  Net realized gain on
    investment
    transactions.......
6,522
8,700
                        --------------
- --------
-------
  Net increase in net
    assets resulting
    from operations....
19,401,932
35,455,203
                        --------------
- --------
-------
Dividends and
distributions to
shareholders (Note
1).....................
(19,401,932) (35,455,203)
                        --------------
- --------
-------
Fund share transactions
(at $1 per share)
  Net proceeds from
    shares
    subscribed.........
2,487,318,038 4,862,507,754
  Net asset value of
    shares issued in
    reinvestment of
    dividends and
    distributions......
19,401,932
35,455,203
  Cost of shares
  reacquired...........
(2,557,071,914) (4,925,385,345)
                        --------------
- --------
-------
  Net decrease in net
    assets from Fund
    share
    transactions.......
(50,351,944) (27,422,388)
                        --------------
- --------
-------
Total decrease.........
(50,351,944) (27,422,388)
Net Assets
Beginning of period....
1,129,513,049 1,156,935,437
                        --------------
- --------
-------
End of period.......... $
1,079,161,105           $
1,129,513,049
                        --------------
-   --------------
                        --------------
-   --------------

See Notes to Financial Statements
appearing on page 29.

COMMAND TAX-FREE FUND
Financial Highlights
(Unaudited)

                                             Six Months
Ended
Year Ended
June 30,

December 31,     ---------------------
------------
------------------------------

1997            1997           1996          1995
1994        1993
                                            -----------     ----
------        ----------    ----------
--------    --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.....     $
1.000     $    1.000     $    1.000
$ 1.000
$  1.000    $  1.000
Net investment income and net realized
  gains...............................
  ...
0.016          0.030          0.031         0.032
0.020       0.022
Dividends and distributions to
  shareholders........................
  ...
(0.016)        (0.030)        (0.031)
(0.032)     (0.020)     (0.022)
                                            -----------     ----
------        ----------    ----------
--------    --------
Net asset value, end of
period...........
$
1.000     $    1.000     $    1.000
$ 1.000
$  1.000    $  1.000
                                            -----------     ----
------        ----------    ----------
--------    --------
                                            -----------     ----
------        ----------    ----------
--------    --------
TOTAL
RETURN(b)..........................
1.61%          3.05%          3.12%         3.29%
1.98%       2.23%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..........         $
1,079,161     $1,129,513
$1,156,935
$1,055,568    $847,602    $853,930
Average net assets
(000).................    $
1,214,281     $1,181,084
$1,134,257    $ 926,888
$908,421    $823,517
Ratios to average net assets:
  Expenses, including distribution
  fees...............................
  ....
 .60%(a)        .64%           .66%          .66%
 .65%        .68%
  Expenses, excluding distribution
  fees...............................
  ....
 .48%(a)        .51%           .54%          .54%
 .53%        .55%
  Net investment
income.................. 3.17%(a)
3.00%          3.06%                        3.05%
1.96%       2.09%

---------------
(a) Annualized.
(b) Total return is calculated
assuming a purchase of shares on the
first day
  and a sale on the last day of each
                period
reported and includes reinvestment
 of dividends and distributions. Total
                returns
for less than a full year are
    not annualized.
See Notes to Financial Statements
appearing on page 29.

COMMAND FUNDS
Notes to Financial Statements
(Unaudited)
Command Money Fund, Command Government
               Fund and
Command Tax-Free Fund (each a
'Fund' and collectively, the 'Funds')
are each registered under the
Investment
Company Act of 1940 as an open-end,
diversified management investment
company
whose shares are offered exclusively
to participants in the Prudential
Securities Command Account Program of
Prudential Securities Incorporated
(Prudential Securities). The Command
Money Fund seeks high current income,
preservation of capital and
maintenance of liquidity by investing
in a
diversified portfolio of money market
instruments maturing in 13 months or
less.
The Command Government Fund seeks high
current income, preservation of
capital
and maintenance of liquidity by
investing in a portfolio of U.S.
government
securities maturing in 13 months or
less. The Command Tax-Free Fund seeks
high
current income that is exempt from
federal income taxes, consistent with
the
preservation of capital and
maintenance of liquidity. The Fund
invests in a
diversified portfolio of short-term,
tax-exempt securities with maturities
of 13
months or less that are issued by
states, municipalities and their
agencies (or
authorities). Some securities may be
subject to the federal alternative
minimum
tax (AMT). The Funds invest in a
portfolio of money market instruments
whose
ratings are within the two highest
ratings categories by a nationally
recognized
statistical rating agency or, if not
rated, are of comparable quality. The
ability of the issuers of the
securities held by the Funds to meet
their
obligations may be affected by
economic and/or political developments
in a
specific industry, state or region.

Note 1. Accounting            The
following is a
summary
Policies                      of
significant
accounting poli-
                              cies
followed by the Funds in the
preparation of
their financial statements.
Securities Valuation: Portfolio
securities are valued at amortized
cost, which
approximates market value. The
amortized cost method involves
valuing a security
at its cost on the date of purchase
and thereafter assuming a constant
amortization to maturity of any
discount or premium. If the amortized
cost
method is determined not to represent
fair value, the value shall be
determined
by or under the direction of the Board
of Trustees. All securities are valued
as
of 4:30 p.m., New York time.
  In connection with transactions in
              repurchase
agreements, it is the Funds'
policy that its custodian or
designated subcustodians, as the case
may be under
triparty repurchase agreements, take
possession of the underlying
collateral
securities, the value of which exceeds
the principal amount of the repurchase
transaction, including accrued
interest. If the seller defaults
and the value of
the collateral declines or if
bankruptcy proceedings are
commenced with respect
to the seller of the security,
realization of the collateral by the
Funds may be
delayed or limited.
Securities Transactions and
Investment Income: Securities
transactions are
recorded on the trade date. Realized
gains and losses on sales of
investments
are calculated on the identified cost
basis. Interest income is recorded on
the
accrual basis. Expenses are recorded
on the accrual basis, which may
require the
use of certain estimates by
management. The cost of portfolio
securities for
federal income tax purposes is
substantially the same as for
financial reporting
purposes.
Federal Income Taxes: Each Fund
intends to continue to comply with
the
requirements of the Internal Revenue
Code applicable to regulated
investment
companies and to distribute all of its
net income to its shareholders.
Therefore, no federal income tax
provision is required.
Dividends: Each Fund declares all of
its net investment income as dividends
daily to its shareholders of record at
the time of such declaration.
Dividends
are reinvested daily into additional
full and fractional shares of the
respective Fund at the net asset value
per share determined on the date of
declaration. Net investment income for
dividend purposes includes accrued
interest and amortization of premiums
and discounts, plus or minus any gains
or
losses realized on sales of portfolio
securities, and less the estimated
expenses of the Fund applicable to the
dividend period.
Custody Fee Credits: The Command Tax-
Free Fund has an arrangement with its
custodian bank, whereby uninvested
money earns credits which reduce the
fees
charged by the custodian.

Note 2. Agreements            Each
Fund has a
manage-
                              ment
agreement with Prudential Investments
Fund
Management LLC (PIFM). Pursuant to
this agreement, PIFM has
responsibility for
all investment advisory services and
supervises the subadviser's
performance of
such services. PIFM has entered into a
subadvisory agreement with the
Prudential
Investment Corporation (PIC); PIC
furnishes investment advisory services
in
connection with the management of the
Funds. PIFM pays for the cost
of the subadvisor's services, the
compensation of officers of the Funds,
occupancy and certain clerical and
bookkeeping costs of the Funds. The
Funds
bear all other costs and expenses.
    The management fee paid PIFM is
            computed daily
and payable monthly on the
following basis:

           Average Daily
Command
Command     Command
             Net Assets
Money
Government   Tax-Free ----------------
-------------------- -------   -------
--   -------
First $500 million..................
 .500% .400%     .500%
Second $500 million.................
 .425% .400%     .425%
Third $500
million..................    .375%
 .375%     .375%
Excess of $1.5
billion..............    .350%
 .375%     .375%

   Each Fund has a distribution
          agreement with
Prudential Securities
Incorporated ('PSI'), which acts
as the distributor of the shares
of each Fund.
Each Fund compensates PSI for
distributing and servicing each Fund's
shares,
pursuant to the plan of distribution
at an annual rate of .125 of 1% of the
average daily net assets of each
Fund's shares. The distribution fees
for shares
are accrued daily and payable monthly.

Note 3. Other
Prudential Mutual
Fund Ser-
Transactions                  vices
LLC (PMFS), a
wholly
with Affiliates               owned
subsidiary of
PIFM,
                              serves
as the Funds' transfer agent. During
the
six months ended December 31, 1997 the
Funds incurred fees for the services
of
PMFS of approximately:

Command
Money.................................
 . $1,289,400
Command
Government............................
 . $ 45,600
Command Tax-
Free............................... $
91,500

As of December 31, 1997, the following
                amounts
were due to PMFS from the
Funds:

Command
Money.................................
 ... $224,948
Command
Government............................
 ... $                    7,687
Command Tax-
Free.................................
$ 14,684

                         FEDERAL
INCOME TAX INFORMATION

(UNAUDITED) COMMAND TAX-FREE FUND:
    We are required by the Internal
            Revenue Code to
advise you within 60 days of
the Command Tax-Free Fund's fiscal
year-end (June 30, 1997) as to the
federal
tax status of dividends and
distributions paid by
the Fund during such fiscal
year. Accordingly, we are advising
you that for the year ended June
30, 1997,
dividends paid from net investment
income totalling $.030 per share
were all
federally tax-exempt interest
dividends.

COMMAND GOVERNMENT FUND AND COMMAND
MONEY FUND:

IMPORTANT NOTICE FOR CERTAIN
SHAREHOLDERS
   We are required by Massachusetts,
             Missouri and
Oregon to inform you that
dividends which have been derived from
interest on federal obligations are
not
taxable to shareholders providing the
mutual fund meets certain requirements
mandated by the respective state's
taxing authorities. We are pleased to
report
that 20.2% and 1.8% of the dividends
paid by the Command Government Fund
and
Command Money Fund, respectively,
qualify for such deduction.
     For more detailed information
            regarding your
state and local taxes, you
should contact your tax advisor or the
state/local taxing authorities.

Prudential Mutual Funds
Gateway
Center Three
100 Mulberry
Street
Newark, NJ
07102-4077
Toll free
(800) 222-
4324

(LOGO)


Trustees
Edward D.
Beach
Stephen
C. Eyre
Delayne
Dedrick
Gold
Robert
F. Gunia
Don G.
Hoff
Robert
E.
LaBlanc
Mendel
A.
Melzer
Richard
A.
Redeker
Robin B.
Smith
Langdon
R.
Stevenso
n
Stephen
Stonebur
n Nancy
H.
Teeters

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice
President Grace Torres,
Treasurer
S. Jane Rose, Secretary
Manager
Prudential Investments Fund
Management LLC Gateway Center
Three
100
Mulberry
Street
Newark,
NJ 07102-
4077

Investmen
t Adviser
The Prudential Investment
Corporation Prudential
Plaza
Newark, NJ 07101

Distributor
Prudential Securities
Incorporated One Seaport
Plaza
New York, NY 10292

Custodian
State Street Bank and
Trust Company One
Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund
Services LLC P.O. Box
15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the
Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

The accompanying financial statements
as of December 31, 1997 were not
audited
and, accordingly, no opinion is
expressed on them.

This report is not authorized for
distribution to prospective investors
unless
preceded or accompanied by a current
prospectus.